Condensed Financial Information of the Parent Company (Details) - Schedule of Balance Sheets (Parentheticals) - Parent Company [Member]	12 Months Ended
	Dec. 31, 2023 ¥ / shares shares	Dec. 31, 2022 ¥ / shares shares	Dec. 31, 2023 $ / shares shares
Class A Ordinary Shares
Schedule of Balance Sheets [Line Items]
Ordinary share, par value (in Dollars per share and Yuan Renminbi per share) | (per share)
Ordinary shares, issued	38,113,879	36,684,668	38,113,879
Ordinary shares, outstanding	38,113,879	36,684,668	38,113,879
Ordinary shares, authorized	Unlimited	Unlimited
Class B Ordinary Shares
Schedule of Balance Sheets [Line Items]
Ordinary share, par value (in Dollars per share and Yuan Renminbi per share) | (per share)
Ordinary shares, issued	2,925,058	2,925,058	2,925,058
Ordinary shares, outstanding	2,925,058	2,925,058	2,925,058
Ordinary shares, authorized	Unlimited	Unlimited